Stock-based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation
19. Stock-based Compensation
2023 Equity Incentive Plan
The aggregate number of shares of common stock reserved for future issuance under the 2023 Equity Incentive Plan is
6,000,000
shares. The number of shares available for issuance under the 2023 Equity Incentive Plan will be proportionately adjusted for (i) any increase or decrease in the number of issued and outstanding shares resulting from a stock split, reverse stock split, stock dividend, combination or reclassification of the shares, or similar transaction affecting the shares, (ii) any other increase or decrease in the number of issued and outstanding shares effected without receipt of consideration by the Company, or (iii) any other transaction with respect to the Company’s Common Stock including a corporate merger, consolidation, acquisition of property or stock, separation (including a spin-off
or other distribution of stock or property), reorganization, liquidation (whether partial or complete) or any similar transaction; provided, however that conversion of any convertible securities of the Company will not be deemed to have been effected without receipt of consideration. The 2023 Equity Incentive Plan will continue in effect for a period of 10 years from the Incentive Plan Effective Date unless sooner terminated.
On December 27, 2023 (the “Grant Date”),
73,600
shares of fully vested Class A Common Stock were granted to employees of flyExclusive as compensation for services provided. The closing stock price as of the Grant Date was utilized to determine the fair value of the grant. The Company recognized the entire fair value of $
882
as stock-based compensation within selling, general and administrative expense in the consolidated statements of operations and comprehensive income (loss) for the year ended December 31, 2023. The $
882
was calculated as the
73,600
shares that immediately vested upon the Grant Date, which was the date of the closing of the Merger, multiplied by the Grant Date fair value per share of the Class A Common Stock of $
11.98
.
No other awards were granted under the 2023 Equity Incentive Plan during the year ended December 31, 2023. As of December 31, 2023,
6,000,000
shares of the Company’s common stock were available for future issuance under the 2023 Equity Incentive Plan.
Employee Stock Purchase Plan
The ESPP provides eligible employees of the Company with a convenient means of acquiring an equity interest in the Company through payroll deductions. The aggregate number of common stock reserved for future employee purchases under the ESPP is
1,500,000
shares. The number of shares available for issuance under the ESPP will be adjusted by the administrator in the event of any change affecting the number, class or terms of the Company’s Common Stock by reason of any stock split, stock dividend, recapitalization, combination of shares, exchange of shares or other change affecting the outstanding common stock as a class without the Company’s receipt of consideration. Unless otherwise determined by the Compensation Committee of the Board, the ESPP will be administered on the basis of sequential six-month
offering periods until the ESPP is terminated: (a) the six (
6
) month period commencing on January 1 and ending on the following June 30, and (b) the six (
6
) month period commencing on July 1 and ending on the following December 31. Each person who is an eligible employee on a date of grant will be granted an option for the offering period. Such option will be for up to the whole number of shares to be determined by the lesser of (a) the number of shares obtained by dividing
12,500
by the fair market value of
one
share determined as of the date of grant, or (b)
50,000
shares. The purchase price per share at which a share may be acquired on a purchase date will be eighty-five percent
(85
%) of the lesser of: (a) the fair market value of a share on the date of grant, or (b) the fair market value of a share on the purchase date, provided, however, that the Compensation Committee of the Board may, prior to the commencement of any offering period, provide for an option price for such offering period based on a discount of less than fifteen percent
(15
%) of the fair market value of a share on the date of grant or the purchase date. Shares will be paid for through payroll deductions for those who elect to exercise their option for an option period. The ESPP will expire on October 31, 2033, unless sooner terminated by the Board, or the purchase of all available shares. As of December 31, 2023, no
shares have been purchased by employees under the ESPP.